Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and contingencies [Abstract]
Capital contributions payment due in less than 1 year	$ 1,949	[1]
Capital contributions payment due in 1-3 years		[1]
Capital contributions payment due in 3-5 years		[1]
Capital contributions payment due more than 5 years		[1]
Capital contributions payments, total	1,949	[1]
Short-term loans, due in less than 1 year	6,230
Short-term loans	6,230
Operating lease obligations - Honesty Group payment due in less than 1 year	105	[2]
Operating lease obligations - Honesty Group payment due in 1-3 years	161	[2]
Operating lease obligations - Honesty Group payment due in 3-5 years	137	[2]
Operating lease obligations - Honesty Group payment due more than 5 Years		[2]
Operating lease obligations - Honesty Group, total	403	[2]
Other operating lease obligations due in less than 1 year	211
Other operating lease obligations due in 1-3 years	100
Other operating lease obligations due in 3-5 years
Other operating lease obligations due more than 5 years
Other operating lease obligations, total	311
Total contractual obligations due in less than 1 year	8,495
Total contractual obligations due in 1-3 years	261
Total contractual obligations due in 3-5 years	137
Total contractual obligations due in more than 5 years
Total contractual obligations due	$ 8,893

[1]	The registered capital of SGOCO (Fujian) and Beijing SGOCO are $2,200 and $500, respectively. As of December 31, 2012, SGOCO International had paid capital of $450 and $301 to SGOCO (Fujian) and Beijing SGOCO, respectively. SGOCO International is obligated to pay up the remaining capital contribution obligations within two years of the date of issuance of each subsidiary's business license according to PRC registration capital management rules.
[2]	Lease obligations for our office premises, warehouses, computer and other hardware. Following the Sale of Honesty Group, the Company rents from Honesty Group 3,000 square meters for office premises, warehouses and staff dormitory in Fujian at a monthly rent of $6 for a period of 1-7 years from July 1, 2011.